Sumitomo Life Merger - Intangible Assets (Details) - USD ($) $ in Millions	Feb. 01, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Finite-lived intangible assets, Gross Carrying Amount		$ 1,405.8	$ 1,405.8
indefinite-lived intangible assets, Gross Carrying Amount		11.0	11.0
Accumulated Amortization		(204.0)	(161.9)
Total intangible assets		1,416.8	1,416.8
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019		84.5
2020		84.5
2021		70.9
2022		69.6
Sumitomo Life Merger
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 1,405.8
Insurance licenses	11.0
Total intangible assets	$ 1,416.8
Weighted Average Estimated Useful Life	24 years 3 months 18 days
Finite-lived intangible assets, Gross Carrying Amount			1,405.8	$ 1,405.8
indefinite-lived intangible assets, Gross Carrying Amount			11.0	11.0
Accumulated Amortization			(161.9)	(77.4)
Total intangible assets			1,416.8	1,416.8
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018			84.5
2019			84.5
2020			84.5
2021			70.9
2022			69.6
VODA
Business Acquisition [Line Items]
Finite-lived intangible assets, Gross Carrying Amount		782.0	782.0
Accumulated Amortization		(54.9)	(43.5)
VODA | Sumitomo Life Merger
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 782.0
Weighted Average Estimated Useful Life	35 years
Finite-lived intangible assets, Gross Carrying Amount			782.0	782.0
Accumulated Amortization			(43.5)	(20.8)
VOCRA
Business Acquisition [Line Items]
Finite-lived intangible assets, Gross Carrying Amount		361.8	361.8
Accumulated Amortization		(87.3)	(69.4)
VOCRA | Sumitomo Life Merger
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 361.8
Weighted Average Estimated Useful Life	10 years
Finite-lived intangible assets, Gross Carrying Amount			361.8	361.8
Accumulated Amortization			(69.4)	(33.1)
Trade names
Business Acquisition [Line Items]
Finite-lived intangible assets, Gross Carrying Amount		190.0	190.0
Accumulated Amortization		(27.0)	(21.4)
Trade names | Sumitomo Life Merger
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 190.0
Weighted Average Estimated Useful Life	17 years
Finite-lived intangible assets, Gross Carrying Amount			190.0	190.0
Accumulated Amortization			(21.4)	(10.3)
Technology
Business Acquisition [Line Items]
Finite-lived intangible assets, Gross Carrying Amount		72.0	72.0
Accumulated Amortization		$ (34.8)	(27.6)
Technology | Sumitomo Life Merger
Business Acquisition [Line Items]
Total intangible assets subject to amortization	$ 72.0
Weighted Average Estimated Useful Life	5 years
Finite-lived intangible assets, Gross Carrying Amount			72.0	72.0
Accumulated Amortization			$ (27.6)	$ (13.2)